Net claims and benefits incurred for life insurance contracts and others - Summary of net claims and benefits incurred for life insurance contracts and others (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (917,346)	S/ (794,051)	S/ (700,264)
Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	26,538	11,250	6,042
Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(943,884)	(805,301)	(706,306)
Life insurance contracts [member] | Annuities [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(687,208)	(631,117)	(597,301)
Life insurance contracts [member] | Annuities [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(687,208)	(631,117)	(597,301)
Life insurance contracts [member] | Group Life [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(113,086)	(78,737)	(42,172)
Life insurance contracts [member] | Group Life [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	11,222	4,868	3,792
Life insurance contracts [member] | Group Life [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(124,308)	(83,605)	(45,964)
Life insurance contracts [member] | Individual Life [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(28,260)	(15,102)	(4,865)
Life insurance contracts [member] | Individual Life [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	8,789	2,393	3,145
Life insurance contracts [member] | Individual Life [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(37,049)	(17,495)	(8,010)
Life insurance contracts [member] | Retirement (disability and survival) [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(46,584)	(36,870)	(33,243)
Life insurance contracts [member] | Retirement (disability and survival) [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	6,505	4,206	(747)
Life insurance contracts [member] | Retirement (disability and survival) [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(53,089)	(41,076)	(32,496)
Life insurance contracts [member] | Other Life Insurance [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(14,528)	(13,010)	(1,591)
Life insurance contracts [member] | Other Life Insurance [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	11	(216)	65
Life insurance contracts [member] | Other Life Insurance [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(14,539)	(12,794)	(1,656)
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(27,680)	(19,215)	(21,092)
Non-life insurance contracts [member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	11	(1)	(213)
Non-life insurance contracts [member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (27,691)	S/ (19,214)	S/ (20,879)